STOCK OPTIONS AND WARRANTS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
STOCK OPTIONS AND WARRANTS

5. STOCK OPTIONS AND WARRANTS

Stock Options

As of March 31, 2025 and 2024, there were no stock options granted by the Company. (See Note 2). Also, during the three months ended March 31, 2025 and 2024, no stock options expired.

	3/31/2025		3/31/2024
	Number of Options	Weighted average exercise price	Number of Options	Weighted average exercise price
Outstanding as of the beginning of the periods	562,500,000	$0.0172	560,000,000	$0.0172
Granted	-	-	-	-
Exercised	-	-	-	-
Expired/Cancelled	-	-	-	-
Outstanding as of the end of the periods	562,500,000	$0.0172	560,000,000	$0.0172
Exercisable as of the end of the periods	436,202,660	$0.0196	421,388,889	$0.0202

The weighted average remaining contractual life of options outstanding as of March 31, 2025 and 2024 was as follows:

3/31/2025				3/31/2024
Exercisable Price	Stock Options Outstanding	Stock Options Exercisable	Weighted Average Remaining Contractual Life (years)	Exercisable Price	Stock Options Outstanding	Stock Options Exercisable	Weighted Average Remaining Contractual Life (years)
$0.0037	2,500,000	205,479	9.75	-	-	-	-
$0.0137	50,000,000	28,348,778	4.97	$0.0137	50,000,000	16,666,667	4.97
$0.0126	5,000,000	2,648,402	7.92	$0.0126	5,000,000	1,388,889	9.17
$0.0121	100,000,000	-	5.21	$0.0121	100,000,000	-	6.21
$0.0223	5,000,000	5,000,000	6.96	$0.0223	5,000,000	3,333,333	7.96
$0.0210	400,000,000	400,000,000	4.04	$0.0210	400,000,000	400,000,000	5.04
	562,500,000	436,202,660			560,000,000	421,388,889

Determining the appropriate fair value of the stock-based compensation requires the input of subjective assumptions, including the expected life of the stock-based payment and stock price volatility. The Company used Black Scholes to value its stock option awards which incorporated the Company’s stock price, volatility, U.S. risk-free rate, dividend rate, and estimated life. The stock options terminate between seven (7) and (10) years from the date of grant or upon termination of employment. As of March 31, 2025, the aggregate total of 562,500,000 stock options were outstanding.

The stock-based compensation expense recognized in the statement of operations during the three months ended March 31, 2025 and 2024, were $55,376 and $76,287, respectively.

As of March 31, 2025, there was no intrinsic value with regards to the outstanding options.

Warrants

During the three months ended March 31, 2025, the Company issued no common stock purchase warrants.

As of March 31, 2025 and 2024, the outstanding common stock purchase warrants were as follows:

	3/31/2025		3/31/2024
	Number of Options	Weighted average exercise price	Number of Options	Weighted average exercise price
Outstanding as of the beginning of the periods	228,958,334	$0.0483	228,958,334	$0.0483
Granted	-	-	-	-
Purchased	-	-	-	-
Outstanding as of the end of the periods	228,958,334	$0.0483	228,958,334	$0.0483
Exercisable as of the end of the periods	228,958,334		228,958,334

The weighted average remaining contractual life of the warrants outstanding as of March 31, 2025 was as follows:

3/31/2025
Exercisable Price	Common Stock Purchase Warrants Outstanding	Common Stock Purchase Warrants Exercisable	Weighted Average Remaining Contractual Life (years)
$0.0255	5,000,000	5,000,000	1.96
$0.04	125,000,000	125,000,000	1.02
$0.05	9,375,000	9,375,000	1.01
$0.06	83,333,334	83,333,334	1.33
$0.075	6,250,000	6,250,000	1.33
	228,958,334	228,958,334

There was no warrant compensation recognized as of March 31, 2025.

4. STOCK OPTIONS AND WARRANTS

Stock Options

As of December 31, 2024 and 2023, the Company granted stock options in the amount of 0, and 155,000,000, respectively. (See Note 2).

	12/31/2024		12/31/2023
	Number of Options	Weighted average exercise price	Number of Options	Weighted average exercise price
Outstanding as of the beginning of the periods	560,000,000	$0.0172	455,000,000	$0.0210
Granted	2,500,000	$0.0036	155,000,000	$0.0126
Exercised	-	-	-	-
Expired/Cancelled	-	-	(50,000,000)	$(0.021)
Outstanding as of the end of the periods	562,500,000	$0.0172	560,000,000	$0.0172
Exercisable as of the end of the periods	431,051,538	$0.0204	416,388,889	$0.0204

NEWHYDROGEN, INC.

NOTES TO FINANCIAL STATEMENTS – AUDITED

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

4.	STOCK OPTIONS AND WARRANTS (Continued)

The weighted average remaining contractual life of options outstanding as of December 31, 2024 and 2023 was as follows:

12/31/2024				12/31/2023
Exercisable Price	Stock Options Outstanding	Stock Options Exercisable	Weighted Average Remaining Contractual Life (years)	Exercisable Price	Stock Options Outstanding	Stock Options Exercisable	Weighted Average Remaining Contractual Life (years)
$0.0137	50,000,000	24,557,709	5.22	$0.0137	50,000,000	12,500,000	6.22
$0.0126	5,000,000	2,237,443	8.42	$0.0126	5,000,000	972,222	9.42
$0.0121	100,000,000	-	5.46	$0.0121	100,000,000	-	6.46
$0.0223	5,000,000	4,256,387	7.21	$0.0223	5,000,000	2,916,667	8.21
$0.0210	400,000,000	400,000,000	4.28	$0.0210	400,000,000	400,000,000	5.28
	560,000,000	431,051,538			560,000,000	416,388,889

The stock-based compensation expense recognized in the statement of operations during the years ended December 31, 2024 and 2023, were $229,220 and $2,007,180, respectively.

As of December 31, 2023, there was no intrinsic value with regards to the outstanding options.

Warrants

As of December 31, 2024 and 2023, the Company issued no common stock purchase warrants during the years ended December 31, 2024 and 2023.

As of December 31, 2024 and 2023, the outstanding warrants were as follows:

	12/31/2024		12/31/2023
	Number of Options	Weighted average exercise price	Number of Options	Weighted average exercise price
Outstanding as of the beginning of the periods	228,958,334	$0.0483	228,958,334	$0.0483
Granted	-	-	-	-
Purchased	-	-	-	-
Outstanding as of the end of the periods	228,958,334	$0.0483	228,958,334	$0.0483
Exercisable as of the end of the periods	228,958,334		228,958,334

NEWHYDROGEN, INC.

NOTES TO FINANCIAL STATEMENTS – AUDITED

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

4.	STOCK OPTIONS AND WARRANTS (Continued)

The weighted average remaining contractual life of the warrants outstanding as of December 31, 2024 was as follows:

12/31/2024
Exercisable Price	Stock Warrants Outstanding	Stock Warrants Exercisable	Weighted Average Remaining Contractual Life (years)
$0.0255	5,000,000	5,000,000	2.21
$0.04	125,000,000	125,000,000	1.27
$0.05	9,375,000	9,375,000	1.26
$0.06	83,333,334	83,333,334	1.58
$0.075	6,250,000	6,250,000	1.58
	228,958,334	228,958,334

There was no warrant compensation recognized as of December 31, 2024.